EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Program's interest in the Savings Plan Master Trust (Note 4)	$ 245,719	$ 232,882
Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Asset held for investment, participant loan, after deemed distribution	$ 3,300	$ 3,200
Minimum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Asset held for investment, participant loan, interest rate	4.25%
Minimum | Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Asset held for investment, participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Asset held for investment, participant loan, interest rate	9.50%
Maximum | Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Asset held for investment, participant loan, interest rate	9.50%	9.50%
Employer, Common Stock Fund | Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Program's interest in the Savings Plan Master Trust (Note 4)	$ 74,100	$ 70,700
Bristol-Myers Squibb Company Stock | Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	0.2	0.2
Investment, excluding plan interest in master trust, cost	$ 10,200	$ 10,600
Dividend income	$ 700